Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Restricted Stock Unit Grants and Restricted Stock Unit Expense

	Year ended December 31,
	2013	2012
	(in thousands, except per share amounts)
Weighted-average grant date fair value per share of options granted	$4.42	$4.91
Intrinsic value of options exercised	2,616	—
Fair value of shares vested	4,006	—
Tax benefit related to stock option expense	2,769	236

WhiteWave Stock Appreciation Rights Activity
The following table summarizes SAR activity during the six months ended June 30, 2014:

	Number of SARs	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
SARs outstanding at January 1, 2014	293,693	$16.48
Granted	—	—
Forfeited and cancelled (1)	—	—
Exercised	(8,942)	16.23
SARs outstanding at June 30, 2014	284,751	$16.49	8.41	$4,521,714
SARs vested and expected to vest at June 30, 2014	281,204	$16.49	8.41	$4,464,922
SARs exercisable at June 30, 2014	88,963	$16.51	8.40	$1,411,157

(1)	Pursuant to the terms of the 2012 SIP, SARs that are cancelled or forfeited may be available for future grants.

Summary of Share-Based Compensation Expense
The following table summarizes the share-based compensation expense recognized for the Company’s equity and liability classified plans in the three and six months ended June 30, 2014 and 2013:

	Three months ended June 30		Six months ended June 30
	2014	2013	2014	2013
	(In thousands)
Share-based compensation expense:
Stock options	$2,065	$1,363	$6,605	$4,852
RSUs	3,736	1,577	8,821	4,900
Phantom shares	253	1,573	2,196	2,955
SARs	388	80	559	396
Total share-based compensation expense	$6,442	$4,593	$18,181	$13,103

The following table summarizes the share-based compensation expense recognized for the Company’s direct participants in the Dean Foods equity classified plans, as well as expense related to the Company’s equity classified plans, in periods after the completion of our initial public offering:

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Share-based compensation expense
Dean Foods stock options	$958	$220	$—
Dean Foods RSUs	1,739	668	—
Dean Foods phantom shares	3,563	387	—
Dean Foods CPUs	—	(637)	—
WhiteWave stock options	7,413	602	—
WhiteWave RSUs	7,321	566	—
WhiteWave phantom shares	3,044	197	—
WhiteWave SARs	859	53	—
Total share-based compensation expense	$24,897	$2,056	$—

WhiteWave Stock Appreciation Rights Activity
Share-Based Compensation
On August 7, 2012, the Dean Foods Compensation Committee, the Dean Foods board of directors, and our board of directors approved the terms of our 2012 Stock Incentive Plan (the “2012 SIP”). In connection with our initial public offering, 20 million shares of our Class A common stock were reserved for issuance under the 2012 SIP upon the exercise of stock options, restricted stock units (“RSUs”), or restricted stock awards that may be issued to our employees and non-employee directors. The 2012 SIP also includes awards of stock appreciation rights (“SARs”) and phantom shares as part of our long-term incentive compensation program. In general, awards granted under the 2012 SIP vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date, and one-third on the third anniversary of the grant date. Unvested awards vest immediately upon a change of control and in the following additional circumstances: (i) an employee retires after reaching the age of 65, (ii) in certain cases upon death or qualified disability, and (iii) with the exception of the awards granted in connection with the initial public offering, an employee with 10 years of service retires after reaching the age of 55.
Prior to the Distribution, certain of the Company’s employees participated in share-based compensation plans sponsored by Dean Foods. These plans provided employees with RSUs, options to purchase shares of Dean Foods’ common stock, and other stock-based awards. Given that the Company’s employees directly benefit from participation in these plans, the expense incurred by Dean Foods for stock and options granted specifically to our employees has been reflected in the Company’s consolidated statements of operations. These amounts were based on the awards and terms previously granted to our employees, but may not reflect the equity awards or results that we would have experienced or expect to experience as a stand-alone public company. No new grants of Dean Foods’ equity were made to our employees after completion of our initial public offering. Prior to completion of the initial public offering, expenses related to the corporate employees of Dean Foods were allocated based on the Company’s percentage of Dean Foods’ total sales and totaled $4.3 million and $2.9 million for the years ended December 2012 and 2011, respectively.
For the Dean Foods plans, the share and unit data presented in the tables below only reflect the costs that were directly attributable to the Company’s employees and none of the allocated expenses of Dean Foods’ corporate employees. On May 23, 2013 and in connection with the Distribution, all Dean Foods equity-based awards held by 162 of our non-employee directors and employees were converted into equity-based awards with respect to our Class A common stock. These Dean Foods equity-based awards included Dean Foods stock options (whether vested or unvested), unvested RSUs and unvested Dean Foods restricted stock awards held by our non-employee directors on the date of the Distribution. The options to purchase Dean Foods common stock held by our directors and employees were converted to options to purchase our Class A common stock in a manner that preserved the life and aggregate intrinsic value in the converted stock option and continued the same proportionate relationship between the exercise price and the value of our Class A common stock as existed with respect to the Dean Foods common stock immediately prior to the Distribution. The adjustment was effected based on a formula using the volume weighted average price of Dean Foods common stock and our Class A common stock during the five trading day period ended on the second trading day preceding the Distribution. The unvested Dean Foods RSUs held by our directors and employees were converted to WhiteWave RSUs in a manner that, on a unit-by-unit basis, preserved the life and intrinsic value of each outstanding Dean Foods RSU (determined using the same volume weighted average values as described above). The unvested Dean Foods phantom shares held by our employees were converted to WhiteWave phantom shares in a manner that, on a unit-by-unit basis, preserved the life and intrinsic value of each outstanding Dean Foods phantom share (determined using the same volume weighted average values as described above). Dean Foods restricted stock awards held by our directors on the date of the Distribution were converted into restricted stock awards with respect to our Class A common stock by (i) applying the same volume weighted average values as described above and (ii) subtracting any shares of our Class A common stock and Class B common stock received by our directors in the Distribution in respect of such Dean Foods restricted stock awards. We did not recognize any incremental expense in connection with the conversion of Dean Foods’ equity-based awards into WhiteWave awards as all other terms remained the same.
WhiteWave Stock Options
Under the terms of the 2012 SIP, our employees may be granted options to purchase our common stock at a price equal to the market price on the date the option is granted. Our employee options vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date, and one-third on the third anniversary of the grant date.
Share-based compensation expense for stock options is recognized ratably over the vesting period. The expense totaled $7.4 million and $0.6 million for the years ended December 31, 2013 and 2012, respectively. The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

	Year ended December 31,
	2013	2012
Expected volatility	28%	28%
Expected dividend yield	0%	0%
Expected option term	6 years	6 years
Risk-free rate of return	1.13% to 1.66%	1.05%

Since the Company’s common stock did not have a long history of being publicly traded at grant date, the expected term was determined under the simplified method, using an average of the contractual term and vesting period of the stock options. The expected volatility assumption was calculated based on a compensation peer group analysis of stock price volatility with a six-year look back period ending on the grant date. The risk-free rates were based on the average implied yield available on five-year and seven-year U.S. Treasury issues. We have not paid, and do not anticipate paying, a cash dividend on our common stock.
The following table summarizes stock option activity during the year ended December 31, 2013:

	Number of options	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
Options outstanding at January 1, 2013	2,445,327	$16.98
Granted	1,254,273	15.19
Forfeited, cancelled and expired(1)	(112,550)	20.66
Exercised	(775,322)	16.58
Converted from Dean Foods at Distribution(2)	8,308,857	17.45
Options outstanding at December 31, 2013	11,120,585	$17.12	6.23	$69,675,057
Options vested and expected to vest at December 31, 2013	11,025,166	$17.14	6.21	$68,957,640
Options exercisable at December 31, 2012	—	—	—	—
Options exercisable at December 31, 2013	6,979,943	$18.69	4.82	$34,626,681
___________________________

(1)	Pursuant to the terms of the SIP, options that are cancelled expired or forfeited may be available for future grants.

(2)
On May 23, 2013 and in connection with the Distribution, all Dean Foods equity-based awards held by our non-employee directors and employees were converted into equity-based awards with respect to our Class A common stock.

The following table summarizes information about options outstanding at December 31, 2013:

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted- average remaining contractual life	Weighted-average exercise price	Number exercisable	Weighted- average exercise price
$6.84 to 9.52	1,180,557	7.07	$9.50	832,364	$9.49
11.10	1,451,962	8.13	11.10	501,150	11.10
11.12 to 14.71	440,593	6.22	13.41	429,765	13.40
15.16	1,230,095	9.13	15.16	53,676	15.16
15.17 to 16.91	677,181	1.78	16.71	633,896	16.75
17.00	2,416,666	8.82	17.00	805,561	17.00
17.19 to 23.33	1,861,042	4.26	20.81	1,861,042	20.81
23.35 to 27.69	1,761,502	2.51	25.29	1,761,502	25.29
28.18	84,679	3.16	28.18	84,679	28.18
$29.31	16,308	3.50	$29.31	16,308	$29.31

	Year ended December 31,
	2013	2012
	(in thousands, except per share amounts)
Weighted-average grant date fair value per share of options granted	$4.42	$4.91
Intrinsic value of options exercised	2,616	—
Fair value of shares vested	4,006	—
Tax benefit related to stock option expense	2,769	236

During the year ended December 31, 2013, we received $1.3 million of cash from stock option exercises. At December 31, 2013, there was $10.2 million of total unrecognized stock option expense, all of which is related to non-vested awards. This compensation expense is expected to be recognized over the weighted-average remaining vesting period of 1.47 years.
WhiteWave RSUs
RSUs are issued to certain senior employees under the 2012 SIP as part of the long-term incentive program. An RSU represents the right to receive one share of common stock in the future. RSUs have no exercise price. RSUs granted to employees vest ratably over three years.
The following table summarizes RSU activity during the year ended December 31, 2013:

RSUs outstanding January 1, 2013	674,681
RSUs issued	354,305
Shares issued upon vesting of RSUs	(186,992)
RSUs cancelled or forfeited(1)	(59,166)
RSUs converted from Dean Foods at Distribution(2)	464,768
RSUs outstanding at December 31, 2013	1,247,596
Weighted average grant date fair value per share	$10.12
___________________________

(1)
Pursuant to the terms of the SIP, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.

(2)
On May 23, 2013 and in connection with the Distribution, all Dean Foods equity-based awards held by our non-employee directors and employees were converted into equity-based awards with respect to our Class A common stock.

The following table summarizes information about our RSU grants and related tax benefit during the year ended December 31, 2013:

	Year ended December 31,
	2013	2012
	(in thousands, except per share amounts)
Weighted-average grant date fair value per RSU granted	$15.20	$16.98
Tax benefit related to RSU expense	1,408	222

Compensation expense for RSUs is recognized ratably over the vesting period. RSU expense totaled $7.3 million and $0.6 million for the years ended December 31, 2013 and 2012. At December 31, 2013, there was $11.0 million of total unrecognized RSU expense, all of which is related to unvested awards. This compensation expense is expected to be recognized over the weighted-average remaining vesting period of 1.7 years.
WhiteWave Phantom Shares
We grant phantom shares under the 2012 SIP as part of our long-term incentive compensation program, which are similar to RSUs in that they are based on the price of WhiteWave stock and vest ratably over a three-year period, but are cash-settled based upon the value of WhiteWave stock at each vesting period. The fair value of the awards is re-measured at each reporting period. Compensation expense is recognized ratably over the vesting period, which is recorded in general and administrative expenses in the consolidated statement of operations. The expense totaled $3.0 and $0.2 million for the years ended December 31, 2013 and 2012, respectively. A corresponding liability has been recorded in current and long-term liabilities in our consolidated balance sheet totaling $4.8 million and $2.7 million as of December 2013 and 2012, respectively. The 2013 cash settlement of WhiteWave phantom shares was $4.1 million. The following table summarizes the phantom share activity during the year ended December 31, 2013:

	Shares	Weighted-average grant date fair value per share
Outstanding at January 1, 2013	225,771	$17.00
Granted	214,391	15.24
Converted/paid	(80,761)	17.17
Forfeited	(45,128)	17.12
Converted from Dean Foods at Distribution(1)	256,806	18.79
Outstanding at December 31, 2013	571,079	$17.11
___________________________

(1)	On May 23, 2013 and in connection with the Distribution, all Dean Foods phantom awards held by our employees were converted into phantom awards with respect to our Class A common stock.
WhiteWave Stock Appreciation Rights (“SARs”)
We grant SARs under the 2012 SIP as part of our long-term incentive compensation program, which are similar to stock options in that they are based on the price of WhiteWave stock and vest ratably over a three-year period, but are cash-settled based upon the value of WhiteWave stock at the exercise date.
The fair value of each SAR is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

	Year ended December 31,
	2013	2012
Expected volatility	28%	28%
Expected dividend yield	0%	0%
Expected option term	6 years	6 years
Risk-free rate of return	1.13% to 1.66%	1.05%

Since the Company’s common stock did not have a long history of being publicly traded at grant date, the expected volatility assumption was calculated based on a compensation peer group analysis of stock price volatility with a six-year look back period ending on the grant date. The risk-free rates were based on the average implied yield available on five-year and seven-year U.S. Treasury issues. The Company does not anticipate paying a cash dividend on its common stock.
The fair value of the awards is re-measured at each reporting period. Compensation expense is recognized over the vesting period, which is recorded in general and administrative expenses in the consolidated statement of operations. The expense totaled $0.9 million and $0.1 million for the years ended December 31, 2013 and 2012, respectively. A corresponding liability has been recorded in current liabilities in our consolidated balance sheet totaling $0.9 million and $0.1 million as of December 2013 and 2012, respectively. The following table summarizes SAR activity during the year ended December 31, 2013:

	Number of SARs	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
SARs outstanding at January 1, 2013	211,111	$17.00
Granted	82,582	15.16
Forfeited and cancelled(1)	—	—
Exercised	—	—
SARs outstanding at December 31, 2013	293,693	$16.48	8.91	$1,896,487
SARs vested and expected to vest at December 31, 2013	287,247	$16.49	8.91	$1,853,126
SARs exercisable at December 31, 2012	—	—	—	—
SARs exercisable at December 31, 2013	70,375	$17.00	8.82	$418,028
___________________________

(1)	Pursuant to the terms of the SIP, SARs that are cancelled or forfeited may be available for future grants.
Dean Foods Stock Options
Under the terms of the Dean Foods stock option plan, the Company’s employees were granted options to purchase Dean Foods’ common stock at a price equal to the market price on the date the option was granted. In general, Dean Foods’ employee options vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date, and one-third on the third anniversary of the grant date. All unvested options vest immediately upon a change of control and in the following additional circumstances: (i) an employee with 10 years of service retires after reaching the age of 55, (ii) an employee retires after reaching the age of 65, and (iii) in certain cases upon death or qualified disability.
Share-based compensation expense for stock options is recognized ratably over the vesting period. The expense totaled $1.0 million, $1.2 million, and $1.7 million for the years ended December 31, 2013, 2012, and 2011, respectively. The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

	Year ended December 31,
	2013(1)	2012	2011
Expected volatility	—	44%	41%
Expected dividend yield	—	0%	0%
Expected option term	—	5 years	5 years
Risk-free rate of return	—	0.62% to 0.89%	1.32% to 2.30%
___________________________

(1)	Dean Foods did not grant any Dean Foods stock options to WhiteWave non-employee directors, executive officers, and employees during 2013.
The expected term of the options represents the estimated period of time until exercise and is based on historical experience of similar awards, giving consideration to contractual terms (generally 10 years), vesting schedules, and expectations of future employee behavior. Expected stock price volatility is based on a consolidation of historical volatility of Dean Foods stock and expectations with regard to future volatility. The risk-free rates are based on the implied yield available on U.S. Treasury zero-coupon issues with an equivalent remaining term. Prior to December 31, 2012, Dean Foods had not historically declared or paid a regular cash dividend on its common stock.
The following table summarizes stock option activity during the year ended December 31, 2013:

	Number of options	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
Options outstanding at January 1, 2013	6,845,250	$18.45
Granted	—	—
Forfeited and cancelled	(227,424)	18.09
Exercised	(111,031)	13.04
Transferred(1)	1,135,399	21.38
Converted to WhiteWave stock options at Distribution(2)	(7,642,194)	18.98
Options outstanding at December 31, 2013	—	$—	—	$—
Options vested and expected to vest at December 31, 2013	—	$—	—	$—
Options exercisable at December 31, 2012	4,637,867	$21.68	4.57	$3,133,148
Options exercisable at December 31, 2013	—	$—	—	$—
___________________________

(1)	Transferred options are attributable to employees that transferred to or from Dean Foods’ divisions.

(2)
On May 23, 2013 and in connection with the Distribution, all Dean Foods equity-based awards held by our non-employee directors and employees were converted into equity-based awards with respect to our Class A common stock.

The following table summarizes additional information regarding stock option activity for our direct participants in the Dean Foods plan:

	Year ended December 31,
	2013	2012	2011
	(in thousands, except per share amounts)
Weighted-average grant date fair value per share of options granted(1)	$—	$4.72	$4.04
Intrinsic value of options exercised	441	105	13
Fair value of shares vested	3,920	3,651	3,433
Tax benefit related to stock option expense	358	460	646
___________________________

(1)	Dean Foods did not grant any Dean Foods stock options to WhiteWave non-employee directors, executive officers, and employees during 2013.
During the year ended December 31, 2013, Dean Foods received $1.5 million of cash from stock option exercises by our direct participants in the Dean Foods incentive compensation plans.
Dean Foods RSUs
RSUs are issued to certain senior employees as part of the long-term incentive program. An RSU represents the right to receive one share of common stock in the future. RSUs have no exercise price. RSUs granted to employees generally vest ratably over three years. All unvested RSUs vest immediately upon a change in control, and in the following additional circumstances: (i) an employee with 10 years of service retires after reaching the age of 55, (ii) an employee retires after reaching the age of 65, and (iii) in certain cases upon death or qualified disability.
The following table summarizes RSU activity during the year ended December 31, 2013:

RSUs outstanding January 1, 2013	786,710
RSUs issued	20,235
RSUs cancelled or forfeited	(60,747)
Shares issued upon vesting of RSUs	(352,352)
RSUs transferred(1)	33,636
RSUs converted to WhiteWave RSUs at Distribution(2)	(427,482)
RSUs outstanding at December 31, 2013	—
___________________________

(1)	Transferred RSUs are attributable to employees that transferred to or from Dean Foods’ divisions.

(2)
On May 23, 2013 and in connection with the Distribution, all Dean Foods equity-based awards held by our non-employee directors and employees were converted into equity-based awards with respect to our Class A common stock.

The following table summarizes information about our RSU grants and related tax benefit during the years ended December 31, 2013, 2012, and 2011:

	Year ended December 31,
	2013	2012	2011
	(in thousands, except per share amounts)
Weighted-average grant date fair value per RSU granted	$16.34	$12.07	$10.34
Tax benefit related to RSU expense	650	1,163	1,378

RSU expense totaled $1.7 million, $3.1 million, and $3.5 million for the years ended December 31, 2013, 2012, and 2011, respectively.
Dean Foods Phantom Shares
In 2011, Dean Foods began granting phantom shares as part of its long-term incentive compensation program, which are similar to RSUs in that they are based on the price of Dean Foods stock and vest ratably over a three-year period, but are cash-settled based upon the value of Dean Foods stock at each vesting period. All unvested phantom shares vest immediately upon a change of control and in the following additional circumstances: (i) an employee with 10 years of service retires after reaching the age of 55, (ii) an employee retires after reaching the age of 65, and (iii) in certain cases upon death or qualified disability. The fair value of the awards is re-measured at each reporting period. Compensation expense is recognized over the vesting period, which is recorded in general and administrative expenses in the consolidated statements of operations. The expense totaled $3.6 million and $2.4 million for the years ended December 31, 2013 and 2012, respectively. In the period subsequent to completion of our initial public offering, a corresponding liability has been recorded in other current liabilities in our consolidated balance sheet. In periods prior to completion of our initial public offering, a liability related to these units has not been reflected in the consolidated balance sheets as the payout was to be funded by Dean Foods. The following table summarizes the phantom share activity during the year ended December 31, 2013:

Equity in earnings of consolidated subsidiaries	Shares	Weighted-average grant date fair value per share
Outstanding at January 1, 2013	397,618	$11.43
Granted	—	—
Converted/paid	(156,247)	11.09
Forfeited	(7,442)	11.45
Transferred(1)	2,360	11.90
Converted to WhiteWave phantom shares at Distribution(2)	(236,289)	11.31
Outstanding at December 31, 2013	—	$—
___________________________

(1)	Transferred phantom shares are attributable to employees that transferred to or from Dean Foods’ divisions.

(2)	On May 23, 2013 and in connection with the Distribution, all Dean Foods phantom awards held by our employees were converted into phantom awards with respect to our Class A common stock.
Dean Foods Cash Performance Units
In 2010, Dean Foods began granting cash performance units (“CPUs”) to employees as part of its long-term incentive compensation program under the terms of the 2007 Plan. The CPU awards are cash-settled awards and are designed to link compensation of certain executive officers and other key employees to Dean Foods’ performance over a three-year period. The performance metric, as defined in the awards, is the performance of the Dean Foods stock price relative to that of a peer group of companies. The range of payout under the awards is between 0% and 200% and is payable in cash at the end of each respective performance period. The fair value of the awards is measured at each reporting period. Compensation expense related to the Company’s direct employees is recognized over the vesting period which is recorded in general and administrative expenses in the consolidated statements of operations. The expense totaled $nil million, $1.3 million and $0.2 million for the years ended December 31, 2013, 2012 and 2011 respectively. In the fourth quarter of 2012, the Company recorded a $0.6 million credit to expense due to a reduction of the payout assumption related to the 2010 awards. In the period subsequent to completion of our initial public offering, a corresponding liability has been recorded in other long-term liabilities in our consolidated balance sheet. In periods prior to completion of our initial public offering, a liability related to these units has not been reflected in the consolidated balance sheets as the payout was to be funded by Dean Foods.
In connection with our initial public offering, Dean Foods valued the 2011 and 2012 CPU awards for our executives based on performance as of December 31, 2012, instead of at the end of the originally scheduled 36-month performance periods. The cash value of these awards was paid out on a prorated basis during the year ended December 31, 2013.
The following table summarizes CPU activity with respect to the 2011 and 2012 CPU during the year ended December 31, 2013. There were no cash awards prior to 2010 related to our employees.

Units
Outstanding at January 1, 2013	6,105,000
Granted	—
Converted/paid	(6,105,000)
Forfeited	—
Transferred	—
Outstanding at December 31, 2013	—

Share-Based Compensation Expense
The following table summarizes the share-based compensation expense recognized for the Company’s direct participants in the Dean Foods long-term incentive compensation plan in periods prior to completion of our initial public offering:

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Share-based compensation expense funded by Dean Foods
Dean Foods stock options	$—	$1,006	$1,708
Dean Foods RSUs	—	2,433	3,510
Dean Foods CPUs	—	2,025	204
Dean Foods phantom shares	—	2,009	824
Total share-based compensation expense funded by Dean Foods	$—	$7,473	$6,246

The following table summarizes the share-based compensation expense recognized for the Company’s direct participants in the Dean Foods equity classified plans, as well as expense related to the Company’s equity classified plans, in periods after the completion of our initial public offering:

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Share-based compensation expense
Dean Foods stock options	$958	$220	$—
Dean Foods RSUs	1,739	668	—
Dean Foods phantom shares	3,563	387	—
Dean Foods CPUs	—	(637)	—
WhiteWave stock options	7,413	602	—
WhiteWave RSUs	7,321	566	—
WhiteWave phantom shares	3,044	197	—
WhiteWave SARs	859	53	—
Total share-based compensation expense	$24,897	$2,056	$—

Share-based compensation expense shown above for the Dean Foods equity plans reflect expenses for those legacy plans that have converted to equivalent WhiteWave equity plans upon the spin-off transaction.

Dean Foods Net Investment [Member]
Weighted Average Assumptions Used to Estimate Fair Value of Stock Award Grants Issued
The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

	Year ended December 31,
	2013(1)	2012	2011
Expected volatility	—	44%	41%
Expected dividend yield	—	0%	0%
Expected option term	—	5 years	5 years
Risk-free rate of return	—	0.62% to 0.89%	1.32% to 2.30%
___________________________

(1)	Dean Foods did not grant any Dean Foods stock options to WhiteWave non-employee directors, executive officers, and employees during 2013.

Summary of Stock Option Activity
The following table summarizes stock option activity during the year ended December 31, 2013:

	Number of options	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
Options outstanding at January 1, 2013	6,845,250	$18.45
Granted	—	—
Forfeited and cancelled	(227,424)	18.09
Exercised	(111,031)	13.04
Transferred(1)	1,135,399	21.38
Converted to WhiteWave stock options at Distribution(2)	(7,642,194)	18.98
Options outstanding at December 31, 2013	—	$—	—	$—
Options vested and expected to vest at December 31, 2013	—	$—	—	$—
Options exercisable at December 31, 2012	4,637,867	$21.68	4.57	$3,133,148
Options exercisable at December 31, 2013	—	$—	—	$—
___________________________

(1)	Transferred options are attributable to employees that transferred to or from Dean Foods’ divisions.

(2)
On May 23, 2013 and in connection with the Distribution, all Dean Foods equity-based awards held by our non-employee directors and employees were converted into equity-based awards with respect to our Class A common stock.

Restricted Stock Unit Grants and Restricted Stock Unit Expense
The following table summarizes information about our RSU grants and related tax benefit during the years ended December 31, 2013, 2012, and 2011:

	Year ended December 31,
	2013	2012	2011
	(in thousands, except per share amounts)
Weighted-average grant date fair value per RSU granted	$16.34	$12.07	$10.34
Tax benefit related to RSU expense	650	1,163	1,378

Summary of Restricted Stock Unit Activity
The following table summarizes RSU activity during the year ended December 31, 2013:

RSUs outstanding January 1, 2013	786,710
RSUs issued	20,235
RSUs cancelled or forfeited	(60,747)
Shares issued upon vesting of RSUs	(352,352)
RSUs transferred(1)	33,636
RSUs converted to WhiteWave RSUs at Distribution(2)	(427,482)
RSUs outstanding at December 31, 2013	—
___________________________

(1)	Transferred RSUs are attributable to employees that transferred to or from Dean Foods’ divisions.

(2)
On May 23, 2013 and in connection with the Distribution, all Dean Foods equity-based awards held by our non-employee directors and employees were converted into equity-based awards with respect to our Class A common stock.

Summary of Phantom Share Activity
The following table summarizes the phantom share activity during the year ended December 31, 2013:

Equity in earnings of consolidated subsidiaries	Shares	Weighted-average grant date fair value per share
Outstanding at January 1, 2013	397,618	$11.43
Granted	—	—
Converted/paid	(156,247)	11.09
Forfeited	(7,442)	11.45
Transferred(1)	2,360	11.90
Converted to WhiteWave phantom shares at Distribution(2)	(236,289)	11.31
Outstanding at December 31, 2013	—	$—
___________________________

(1)	Transferred phantom shares are attributable to employees that transferred to or from Dean Foods’ divisions.

(2)	On May 23, 2013 and in connection with the Distribution, all Dean Foods phantom awards held by our employees were converted into phantom awards with respect to our Class A common stock.

Additional Information on Stock Option Activity
The following table summarizes additional information regarding stock option activity for our direct participants in the Dean Foods plan:

	Year ended December 31,
	2013	2012	2011
	(in thousands, except per share amounts)
Weighted-average grant date fair value per share of options granted(1)	$—	$4.72	$4.04
Intrinsic value of options exercised	441	105	13
Fair value of shares vested	3,920	3,651	3,433
Tax benefit related to stock option expense	358	460	646
___________________________

(1)	Dean Foods did not grant any Dean Foods stock options to WhiteWave non-employee directors, executive officers, and employees during 2013.

Summary of Cash Performance Units Activity
The following table summarizes CPU activity with respect to the 2011 and 2012 CPU during the year ended December 31, 2013. There were no cash awards prior to 2010 related to our employees.

Units
Outstanding at January 1, 2013	6,105,000
Granted	—
Converted/paid	(6,105,000)
Forfeited	—
Transferred	—
Outstanding at December 31, 2013	—

Summary of Share-Based Compensation Expense
The following table summarizes the share-based compensation expense recognized for the Company’s direct participants in the Dean Foods long-term incentive compensation plan in periods prior to completion of our initial public offering:

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Share-based compensation expense funded by Dean Foods
Dean Foods stock options	$—	$1,006	$1,708
Dean Foods RSUs	—	2,433	3,510
Dean Foods CPUs	—	2,025	204
Dean Foods phantom shares	—	2,009	824
Total share-based compensation expense funded by Dean Foods	$—	$7,473	$6,246

WhiteWave Foods [Member]
Weighted Average Assumptions Used to Estimate Fair Value of Stock Award Grants Issued
The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

	Six months ended June 30,
	2014	2013
Expected volatility	28% - 29%	28%
Expected dividend yield	0%	0%
Expected option term	6 years	6 years
Risk-free rate of return	1.82% to 2.10%	1.13%

The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

	Year ended December 31,
	2013	2012
Expected volatility	28%	28%
Expected dividend yield	0%	0%
Expected option term	6 years	6 years
Risk-free rate of return	1.13% to 1.66%	1.05%

Summary of Stock Option Activity
The following table summarizes stock option activity during the six months ended June 30, 2014:

	Number of options	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
Options outstanding at January 1, 2014	11,120,585	$17.12
Granted	1,209,850	26.49
Forfeited, cancelled and expired (1)	(480,187)	17.47
Exercised	(392,112)	19.22
Options outstanding at June 30, 2014	11,458,136	$18.03	6.47	$164,361,965
Options vested and expected to vest at June 30, 2014	11,355,840	$17.99	6.45	$163,254,278
Options exercisable at June 30, 2014	7,388,163	$17.71	5.26	$108,324,444

(1)	Pursuant to the terms of the 2012 SIP, options that are cancelled or forfeited may be available for future grants.

The following table summarizes stock option activity during the year ended December 31, 2013:

	Number of options	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
Options outstanding at January 1, 2013	2,445,327	$16.98
Granted	1,254,273	15.19
Forfeited, cancelled and expired(1)	(112,550)	20.66
Exercised	(775,322)	16.58
Converted from Dean Foods at Distribution(2)	8,308,857	17.45
Options outstanding at December 31, 2013	11,120,585	$17.12	6.23	$69,675,057
Options vested and expected to vest at December 31, 2013	11,025,166	$17.14	6.21	$68,957,640
Options exercisable at December 31, 2012	—	—	—	—
Options exercisable at December 31, 2013	6,979,943	$18.69	4.82	$34,626,681
___________________________

(1)	Pursuant to the terms of the SIP, options that are cancelled expired or forfeited may be available for future grants.

(2)
On May 23, 2013 and in connection with the Distribution, all Dean Foods equity-based awards held by our non-employee directors and employees were converted into equity-based awards with respect to our Class A common stock.

Summary of Options Outstanding and Exercisable
he following table summarizes information about options outstanding at December 31, 2013:

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted- average remaining contractual life	Weighted-average exercise price	Number exercisable	Weighted- average exercise price
$6.84 to 9.52	1,180,557	7.07	$9.50	832,364	$9.49
11.10	1,451,962	8.13	11.10	501,150	11.10
11.12 to 14.71	440,593	6.22	13.41	429,765	13.40
15.16	1,230,095	9.13	15.16	53,676	15.16
15.17 to 16.91	677,181	1.78	16.71	633,896	16.75
17.00	2,416,666	8.82	17.00	805,561	17.00
17.19 to 23.33	1,861,042	4.26	20.81	1,861,042	20.81
23.35 to 27.69	1,761,502	2.51	25.29	1,761,502	25.29
28.18	84,679	3.16	28.18	84,679	28.18
$29.31	16,308	3.50	$29.31	16,308	$29.31

Restricted Stock Unit Grants and Restricted Stock Unit Expense
The following table summarizes information about our RSU grants and related tax benefit during the year ended December 31, 2013:

	Year ended December 31,
	2013	2012
	(in thousands, except per share amounts)
Weighted-average grant date fair value per RSU granted	$15.20	$16.98
Tax benefit related to RSU expense	1,408	222

Summary of Restricted Stock Unit Activity
The following table summarizes RSU activity during the six months ended June 30, 2014:

RSUs outstanding January 1, 2014	1,247,596
RSUs issued	502,969
Shares issued upon vesting of RSUs	(255,948)
RSUs cancelled or forfeited (1)	(145,226)
Converted from phantom shares	279,504
RSUs outstanding at June 30, 2014	1,628,895
Weighted average grant date fair value per share	$21.62

(1)
Pursuant to the terms of the 2012 SIP, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.

The following table summarizes RSU activity during the year ended December 31, 2013:

RSUs outstanding January 1, 2013	674,681
RSUs issued	354,305
Shares issued upon vesting of RSUs	(186,992)
RSUs cancelled or forfeited(1)	(59,166)
RSUs converted from Dean Foods at Distribution(2)	464,768
RSUs outstanding at December 31, 2013	1,247,596
Weighted average grant date fair value per share	$10.12
___________________________

(1)
Pursuant to the terms of the SIP, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.

(2)
On May 23, 2013 and in connection with the Distribution, all Dean Foods equity-based awards held by our non-employee directors and employees were converted into equity-based awards with respect to our Class A common stock.

Summary of Phantom Share Activity
The following table summarizes the phantom share activity during the six months ended June 30, 2014:

	Shares	Weighted-average grant date fair value per share
Outstanding at January 1, 2014	571,079	$17.11
Granted	1,614	17.00
Converted/paid	(206,833)	17.68
Forfeited	(32,320)	17.11
Converted to RSUs	(279,504)	16.81
Outstanding at June 30, 2014	54,036	$16.48

The following table summarizes the phantom share activity during the year ended December 31, 2013:

	Shares	Weighted-average grant date fair value per share
Outstanding at January 1, 2013	225,771	$17.00
Granted	214,391	15.24
Converted/paid	(80,761)	17.17
Forfeited	(45,128)	17.12
Converted from Dean Foods at Distribution(1)	256,806	18.79
Outstanding at December 31, 2013	571,079	$17.11
___________________________

(1)	On May 23, 2013 and in connection with the Distribution, all Dean Foods phantom awards held by our employees were converted into phantom awards with respect to our Class A common stock.

Weighted Average Assumptions Used to Estimate Fair Value of Stock Award Grants Issued
The fair value of each SAR is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

	Six months ended June 30,
	2014 (1)	2013
Expected volatility	—	28%
Expected dividend yield	—	0%
Expected option term	—	6 years
Risk-free rate of return	—	1.13%

(1)	The Company did not grant any SARs to non-employee directors, executive officers, and employees in the three and six months ended June 30, 2014.

The fair value of each SAR is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

	Year ended December 31,
	2013	2012
Expected volatility	28%	28%
Expected dividend yield	0%	0%
Expected option term	6 years	6 years
Risk-free rate of return	1.13% to 1.66%	1.05%

WhiteWave Stock Appreciation Rights Activity
The following table summarizes SAR activity during the year ended December 31, 2013:

	Number of SARs	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
SARs outstanding at January 1, 2013	211,111	$17.00
Granted	82,582	15.16
Forfeited and cancelled(1)	—	—
Exercised	—	—
SARs outstanding at December 31, 2013	293,693	$16.48	8.91	$1,896,487
SARs vested and expected to vest at December 31, 2013	287,247	$16.49	8.91	$1,853,126
SARs exercisable at December 31, 2012	—	—	—	—
SARs exercisable at December 31, 2013	70,375	$17.00	8.82	$418,028
___________________________

(1)	Pursuant to the terms of the SIP, SARs that are cancelled or forfeited may be available for future grants.

WhiteWave Stock Appreciation Rights Activity
Share-Based Compensation
Twenty million shares of our common stock are reserved for issuance under the 2012 Stock Incentive Plan (the “2012 SIP”) upon the exercise of stock options, restricted stock units (“RSUs”), or restricted stock awards that may be issued to our employees, non-employee directors and consultants. The 2012 SIP also includes awards of stock appreciation rights (“SARs”) and phantom shares as part of our long-term incentive compensation program. In general, awards granted under the 2012 SIP vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date, and one-third on the third anniversary of the grant date. Unvested awards vest immediately upon a change of control and in the following additional circumstances: (i) an employee retires after reaching the age of 65, (ii) in certain cases upon death or qualified disability, and (iii) with the exception of the awards granted in connection with the initial public offering, an employee with 10 years of service retires after reaching the age of 55.
Prior to the Distribution, certain of the Company’s employees participated in share-based compensation plans sponsored by Dean Foods. These plans provided employees with RSUs, options to purchase shares of Dean Foods’ common stock, and other stock-based awards. No new grants of Dean Foods’ equity were made to our employees after completion of our initial public offering.
On May 23, 2013 and in connection with the Distribution, all Dean Foods equity-based awards held by 162 of our non-employee directors and employees were converted into equity-based awards with respect to our common stock. These Dean Foods equity-based awards included Dean Foods stock options (whether vested or unvested), unvested RSUs and unvested Dean Foods restricted stock awards held by our non-employee directors on the date of the Distribution. The options to purchase Dean Foods common stock held by our directors and employees were converted to options to purchase our common stock in a manner that preserved the life and aggregate intrinsic value in the converted stock option and continued the same proportionate relationship between the exercise price and the value of our common stock as existed with respect to the Dean Foods common stock immediately prior to the Distribution. The conversion was effected based on a formula using the volume weighted average price of Dean Foods common stock and our common stock during the five trading day period ended on the second trading day preceding the Distribution. The unvested Dean Foods RSUs held by our directors and employees were converted to WhiteWave RSUs in a manner that, on a unit-by-unit basis, preserved the life and intrinsic value of each outstanding Dean Foods RSU (determined using the same volume weighted average values as described above). The unvested Dean Foods phantom shares held by our employees were converted to WhiteWave phantom shares in a manner that, on a unit-by-unit basis, preserved the life and intrinsic value of each outstanding Dean Foods phantom share (determined using the same volume weighted average values as described above). Dean Foods restricted stock awards held by our directors on the date of the Distribution were converted into restricted stock awards with respect to our common stock by (i) applying the same volume weighted average values as described above and (ii) subtracting any shares of our common stock and Class B common stock received by our directors in the Distribution in respect of such Dean Foods restricted stock awards. We did not recognize any incremental expense in connection with the conversion of Dean Foods’ equity-based awards into WhiteWave awards.
Share-Based Compensation Expense
The following table summarizes the share-based compensation expense recognized for the Company’s equity and liability classified plans in the three and six months ended June 30, 2014 and 2013:

	Three months ended June 30		Six months ended June 30
	2014	2013	2014	2013
	(In thousands)
Share-based compensation expense:
Stock options	$2,065	$1,363	$6,605	$4,852
RSUs	3,736	1,577	8,821	4,900
Phantom shares	253	1,573	2,196	2,955
SARs	388	80	559	396
Total share-based compensation expense	$6,442	$4,593	$18,181	$13,103

Share-based compensation expense shown above reflect expenses for Dean Foods equity and liability plans that converted to equivalent WhiteWave equity and liability plans upon the spin-off transaction.

Stock Options
Under the terms of the 2012 SIP, our employees may be granted options to purchase our common stock at a price equal to the market price on the date the option is granted. Our employee options vest one-third on each of the first, second and third anniversary of the grant date.
Share-based compensation expense for stock options is recognized ratably over the vesting period. The expense totaled $2.1 million and $1.4 million for the three months ended June 30, 2014 and 2013, respectively, and $6.6 million and $4.9 million for the six months ended June 30, 2014 and 2013, respectively. The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

	Six months ended June 30,
	2014	2013
Expected volatility	28% - 29%	28%
Expected dividend yield	0%	0%
Expected option term	6 years	6 years
Risk-free rate of return	1.82% to 2.10%	1.13%

Since the Company’s common stock did not have a long history of being publicly traded at grant date, the expected term was determined under the simplified method, using an average of the contractual term and vesting period of the stock options. The expected volatility assumption was calculated based on a compensation peer group analysis of stock price volatility with a six-year look back period ending on the grant date. The risk-free rates were based on the average implied yield available on five-year and seven-year U.S. Treasury issues. We have not paid, and do not anticipate paying, a cash dividend on our common stock.
The following table summarizes stock option activity during the six months ended June 30, 2014:

	Number of options	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
Options outstanding at January 1, 2014	11,120,585	$17.12
Granted	1,209,850	26.49
Forfeited, cancelled and expired (1)	(480,187)	17.47
Exercised	(392,112)	19.22
Options outstanding at June 30, 2014	11,458,136	$18.03	6.47	$164,361,965
Options vested and expected to vest at June 30, 2014	11,355,840	$17.99	6.45	$163,254,278
Options exercisable at June 30, 2014	7,388,163	$17.71	5.26	$108,324,444

(1)	Pursuant to the terms of the 2012 SIP, options that are cancelled or forfeited may be available for future grants.
During the six months ended June 30, 2014, we received $1.3 million of cash from stock option exercises. At June 30, 2014, there was $14.0 million of total unrecognized stock option expense, all of which is related to non-vested awards. This compensation expense is expected to be recognized over the weighted-average remaining vesting period of 1.67 years.
RSUs
RSUs are issued to certain senior employees under the 2012 SIP as part of the long-term incentive program. An RSU represents the right to receive one share of common stock in the future. RSUs have no exercise price. RSUs granted to employees vest ratably over three years.

The following table summarizes RSU activity during the six months ended June 30, 2014:

RSUs outstanding January 1, 2014	1,247,596
RSUs issued	502,969
Shares issued upon vesting of RSUs	(255,948)
RSUs cancelled or forfeited (1)	(145,226)
Converted from phantom shares	279,504
RSUs outstanding at June 30, 2014	1,628,895
Weighted average grant date fair value per share	$21.62

(1)
Pursuant to the terms of the 2012 SIP, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.

Compensation expense for RSUs is recognized ratably over the vesting period. RSU expense totaled $3.7 million and $1.6 million for the three months ended June 30, 2014 and 2013, respectively, and $8.8 million and $4.9 million for the six months ended June 30, 2014 and 2013, respectively. At June 30, 2014, there was $22.2 million of total unrecognized RSU expense, all of which is related to unvested awards. This compensation expense is expected to be recognized over the weighted-average remaining vesting period of 1.69 years.
Phantom Shares
We previously granted phantom shares under the 2012 SIP as part of our long-term incentive compensation program, which are similar to RSUs in that they are based on the price of WhiteWave stock and vest ratably over a three-year period, but are cash-settled based upon the value of WhiteWave stock at each vesting period. The fair value of the awards is re-measured at each reporting period. Compensation expense is recognized ratably over the vesting period, which is recorded in general and administrative expenses in the unaudited condensed consolidated statement of income.
On November 14, 2013, the Company’s compensation committee approved the conversion into RSUs of all phantom shares outstanding and unvested, except for the phantom shares held by employees of the Europe Segment. For each phantom share that had a vesting event in February 2014, the conversion of the award was effective immediately after that vesting event. For each phantom share that had a vesting event on a date after February 2014, the conversion of the award was effective on March 1, 2014. Upon conversion, the corresponding liability was reclassified to additional paid-in capital in our unaudited condensed consolidated balance sheets as of the modification date. As of the conversion date, the converted awards are accounted for as equity-based awards and will not be re-measured at each reporting period. The RSUs vest ratably over the remaining term of the original phantom shares.
Compensation expense for phantom shares totaled $0.3 million and $1.6 million for the three months ended June 30, 2014 and 2013, respectively, and $2.2 million and $3.0 million for the six months ended June 30, 2014 and 2013, respectively. A corresponding liability has been recorded in current liabilities in our consolidated balance sheet totaling $0.5 million and $4.8 million as of June 30, 2014 and December 31, 2013, respectively. The 2014 cash settlement of WhiteWave phantom shares was $5.4 million.
The following table summarizes the phantom share activity during the six months ended June 30, 2014:

	Shares	Weighted-average grant date fair value per share
Outstanding at January 1, 2014	571,079	$17.11
Granted	1,614	17.00
Converted/paid	(206,833)	17.68
Forfeited	(32,320)	17.11
Converted to RSUs	(279,504)	16.81
Outstanding at June 30, 2014	54,036	$16.48

SARs
We previously granted SARs under the 2012 SIP as part of our long-term incentive compensation program, which are similar to stock options in that they are based on the price of WhiteWave stock and vest ratably over a three-year period, but are cash-settled based upon the value of WhiteWave stock at the exercise date.
The fair value of each SAR is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

	Six months ended June 30,
	2014 (1)	2013
Expected volatility	—	28%
Expected dividend yield	—	0%
Expected option term	—	6 years
Risk-free rate of return	—	1.13%

(1)	The Company did not grant any SARs to non-employee directors, executive officers, and employees in the three and six months ended June 30, 2014.
Since the Company’s common stock did not have a long history of being publicly traded at grant date, the expected term was determined under the simplified method, using an average of the contractual term and vesting period of the stock options. The expected volatility assumption was calculated based on a compensation peer group analysis of stock price volatility with a six-year look back period ending on the grant date. The risk-free rates were based on the average implied yield available on five-year and seven-year U.S. Treasury issues. We have not paid, and do not anticipate paying, a cash dividend on our common stock.
The fair value of the awards is re-measured at each reporting period. Compensation expense is recognized over the vesting period, which is recorded in general and administrative expenses in the consolidated statement of operations. The expense totaled $0.4 million and $0.1 million for the three months ended June 30, 2014 and 2013, respectively, and $0.6 million and $0.4 million for the six months ended June 30, 2014 and 2013, respectively. A corresponding liability has been recorded in current liabilities in our consolidated balance sheet totaling $1.4 million and $0.9 million as of June 30, 2014 and December 31, 2013, respectively. The following table summarizes SAR activity during the six months ended June 30, 2014:

	Number of SARs	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
SARs outstanding at January 1, 2014	293,693	$16.48
Granted	—	—
Forfeited and cancelled (1)	—	—
Exercised	(8,942)	16.23
SARs outstanding at June 30, 2014	284,751	$16.49	8.41	$4,521,714
SARs vested and expected to vest at June 30, 2014	281,204	$16.49	8.41	$4,464,922
SARs exercisable at June 30, 2014	88,963	$16.51	8.40	$1,411,157

(1)	Pursuant to the terms of the 2012 SIP, SARs that are cancelled or forfeited may be available for future grants.